CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ 152,218	$ 38,830	$ (375)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,425	3,978	5,162
Fair value of warrant liability	(166,518)	0	0
Impairment loss	2,372	0	0
Stock-based compensation	29,324	0	0
Deferred tax asset	(842)	0	0
Provision for doubtful accounts	5,487	1,271	180
Changes in operating assets and liabilities:
Accounts receivable	(13,609)	(6,770)	(2,752)
Prepaid expenses and other current assets	8,235	(3,036)	(611)
Other assets	(313)	679	(3,344)
Accounts payable and accrued expenses	(480)	(960)	7,374
Deferred rent	0	3,693	496
Deferred revenue	2,793	935	165
Net cash provided by operating activities	23,092	38,620	6,295
Cash flows from investing activities
Purchases of property and equipment	(7,935)	(1,311)	(5,129)
Cash paid for acquisitions	(16,000)	0	0
Cash paid for other investments	(6,500)	0	0
Net cash used in investing activities	(30,435)	(1,311)	(5,129)
Cash flows from financing activities
Proceeds from business combination	79,969	0	0
Net repayments of secured line of credit	0	0	(5,020)
Payment of note payable	(205)	0	0
Distributions	(18,998)	(21,952)	(15,382)
Repurchase of Class B Units	(5,565)	(406)	(1,567)
Net cash provided by (used in) financing activities	55,201	(22,358)	(21,969)
Net increase (decrease) in cash	47,858	14,951	(20,803)
Cash - beginning of period	19,919	4,968	25,771
Cash - end of period	67,777	19,919	4,968
Supplemental disclosure of cash flow information
Cash paid during the year for: Interest	0	0	157
Cash paid during the year for: Income taxes	242	1,336	118
Supplemental disclosures of noncash activities
Warranty liability assumed from the Business Combination	193,978	0	0
Tax receivable agreement liability recognized in connection with the Business Combination	128,567	0	0
Deferred tax assets recognized in connection with the Business Combination	151,255	0	0
Other assets assumed from the Business Combination	1,053	0	0
Issuance of equity for acquisitions	29,312	0	0
Holdback liability recognized in connection with acquisition	1,000	0	0
Accrued liabilities assumed in connection with acquisition	100
Stock-based compensation capitalized for software development	$ 1,099	$ 0	$ 0